TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable - USD ($)
$ in Thousands
		Dec. 31, 2019	Dec. 31, 2018
Argentina, Pesos
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		$ 47,079	$ 82,893
Brazil, Brazil Real
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		537,224	511,174
Chile, Pesos
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		131,543	118,546
Colombia, Pesos
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		2,288	7,259
Euro Member Countries, Euro
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		32,711	49,044
United States of America, Dollars
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		436,774	110,312
Other Currency
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	61,454	288,735
Australia, Dollars
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	20,964	100,733
China, Yuan Renminbi
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	2,145	5,106
Denmark, Kroner
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	54	475
United Kingdom, Pounds
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	7,428	18,129
India, Rupees
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	37	7,163
Japan, Yen
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	1,222	56,589
Norway, Krone
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	14	283
Switzerland, Francs
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	535	5,046
Korea (South), Won
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	8,172	31,381
Taiwan, New Dollars
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	1,117	6,180
Other Currencies
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	[1]	$ 19,766	$ 57,650

[1]	Adjustment to the balance as of December 31, 2017 registered in retained earnings as of 01.01.2018 for the adoption of IFRS 9.